Current assets and liabilities - Trade accounts receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current assets and liabilities
Trade accounts receivables	€ 116,319	€ 98,396
Financial instruments credit-impaired
Current assets and liabilities
Expense related to credit losses	4,495	3,791
Lifetime expected credit losses | Financial instruments not credit-impaired
Current assets and liabilities
Expense related to credit losses	194	(580)
Gross/Acquisition and manufacturing costs | Not past due
Current assets and liabilities
Trade accounts receivables	87,986	57,742
Gross/Acquisition and manufacturing costs | 1-30 days
Current assets and liabilities
Trade accounts receivables	13,098	25,837
Gross/Acquisition and manufacturing costs | 31-120 days
Current assets and liabilities
Trade accounts receivables	9,473	12,688
Gross/Acquisition and manufacturing costs | More than 120 days
Current assets and liabilities
Trade accounts receivables	16,903	8,582
Accumulated impairment
Current assets and liabilities
Trade accounts receivables	(11,141)	(6,453)
Accumulated impairment | Financial instruments credit-impaired
Current assets and liabilities
Trade accounts receivables	(10,616)	(6,121)
Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Current assets and liabilities
Trade accounts receivables	(526)	(331)
Accumulated impairment | Not past due
Current assets and liabilities
Trade accounts receivables	€ (161)	€ (367)
Expected credit loss rate	0.18%	0.64%
Accumulated impairment | 1-30 days
Current assets and liabilities
Trade accounts receivables	€ (43)	€ (170)
Expected credit loss rate	0.33%	0.66%
Accumulated impairment | 31-120 days
Current assets and liabilities
Trade accounts receivables	€ (32)	€ (280)
Expected credit loss rate	0.34%	2.21%
Accumulated impairment | More than 120 days
Current assets and liabilities
Trade accounts receivables	€ (10,905)	€ (5,636)
Expected credit loss rate	64.51%	65.67%